Average Annual Total Returns{- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Investor PRO-10 - Mid Cap Portfolio	VIP Mid Cap Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Investor VIP Return Before Taxes Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	25.54%	13.52%	13.20%	24.76%	13.09%	14.20%